FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial Assets and Liabilities Not Measured at Fair Value (Details) - HKD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	$ 70,975,828	$ 20,950,647
Total financial liabilities, not measured at fair value	62,395,679	18,630,904
Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	70,975,828	20,950,647
Total financial liabilities, not measured at fair value	62,395,679	18,630,904
Cash and cash equivalents | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	1,034,668	362,574
Cash and cash equivalents | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	1,034,668	362,574
Cash held on behalf of clients | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	42,487,090	14,540,863
Cash held on behalf of clients | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	42,487,090	14,540,863
Term deposits | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	300,000
Term deposits | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	300,000
Loans and advances | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	18,825,366	4,188,689
Loans and advances | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	18,825,366	4,188,689
Receivables: Clients | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	735,145	247,017
Receivables: Clients | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	735,145	247,017
Receivables: Brokers | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	5,780,461	1,226,348
Receivables: Brokers | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	5,780,461	1,226,348
Receivables: Clearing organization | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	1,243,928	304,080
Receivables: Clearing organization | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	1,243,928	304,080
Receivables: Fund management companies and fund distributors | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	297,622
Receivables: Fund management companies and fund distributors | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	297,622
Receivables: Interest | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	19,876	16,892
Receivables: Interest | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	19,876	16,892
Other financial assets | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	251,672	64,184
Other financial assets | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	251,672	64,184
Amounts due to related parties | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	87,169	33,628
Amounts due to related parties | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	87,169	33,628
Payables: Clients | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	46,062,842	15,438,879
Payables: Clients | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	46,062,842	15,438,879
Payables: Brokers | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	4,533,581	1,484,243
Payables: Brokers | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	4,533,581	1,484,243
Payables: Clearing organization | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	324,266
Payables: Clearing organization | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	324,266
Payables: Fund management companies and fund distributors | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	127,442	26,381
Payables: Fund management companies and fund distributors | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	127,442	26,381
Payables: Interest | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	5,493	519
Payables: Interest | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	5,493	519
Payables: Borrowings | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	5,482,818	1,467,586
Payables: Borrowings | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	5,482,818	1,467,586
Securities sold under agreement to repurchase | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	5,453,037	1,590
Securities sold under agreement to repurchase | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	5,453,037	1,590
Operating lease liabilities | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	222,231	172,466
Operating lease liabilities | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	222,231	172,466
Other financial liabilities | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	96,800	5,612
Other financial liabilities | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	96,800	5,612
Level 1
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	43,521,758	14,903,437
Level 1 | Cash and cash equivalents
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	1,034,668	362,574
Level 1 | Cash held on behalf of clients
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	42,487,090	14,540,863
Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	27,454,070	6,047,210
Total financial liabilities, not measured at fair value	62,395,679	18,630,904
Level 2 | Term deposits
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	300,000
Level 2 | Loans and advances
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	18,825,366	4,188,689
Level 2 | Receivables: Clients
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	735,145	247,017
Level 2 | Receivables: Brokers
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	5,780,461	1,226,348
Level 2 | Receivables: Clearing organization
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	1,243,928	304,080
Level 2 | Receivables: Fund management companies and fund distributors
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	297,622
Level 2 | Receivables: Interest
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	19,876	16,892
Level 2 | Other financial assets
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	251,672	64,184
Level 2 | Amounts due to related parties
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	87,169	33,628
Level 2 | Payables: Clients
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	46,062,842	15,438,879
Level 2 | Payables: Brokers
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	4,533,581	1,484,243
Level 2 | Payables: Clearing organization
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	324,266
Level 2 | Payables: Fund management companies and fund distributors
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	127,442	26,381
Level 2 | Payables: Interest
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	5,493	519
Level 2 | Payables: Borrowings
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	5,482,818	1,467,586
Level 2 | Securities sold under agreement to repurchase
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	5,453,037	1,590
Level 2 | Operating lease liabilities
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	222,231	172,466
Level 2 | Other financial liabilities
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	$ 96,800	$ 5,612